Stockholder Protection Rights Plan (Details Narrative) - $ / shares	Nov. 12, 2020	Dec. 31, 2022	Mar. 15, 2022	Dec. 31, 2021	Nov. 21, 2021	Dec. 13, 2019	Jul. 27, 2017
Stockholder Protection Rights Plan
Common Stock, stated value per share		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, par value		$ 0.01		$ 0.01		0.01
Purchase price per share						$ 5.00	$ 6.60
Stockholders rights description	the Board approved an amendment and restatement of the Original Rights Agreement (as amended and restated, the “Amended and Restated Rights Agreement”) to effect certain changes to the Original Rights Agreement, including (i) reducing the duration to a term of three years, subject to certain earlier expiration as described in more detail below, and (ii) lowering the beneficial ownership threshold at which a person or group of persons becomes an Acquiring Person (as defined below) to 4.95% or more of the Company’s outstanding shares of Common Stock, subject to certain exceptions. The Amended and Restated Rights Agreement is designed to discourage (i) any person or group of persons from acquiring beneficial ownership of more than 4.95% of the Company’s shares of Common Stock and (ii) any existing stockholder currently beneficially holding 4.95% or more of the Company’s shares of Common Stock from acquiring additional shares of the Company’s Common Stock
Dividend description	Each share of Preferred Stock will be entitled, when, as and if declared, to a preferential per share quarterly dividend payment equal to the greater of (i) $1.00 per share or (ii) an amount equal to 1,000 times the dividend declared per share of Common Stock. Each share of Preferred Stock will entitle the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of Common Stock are converted or exchanged, each share of Preferred Stock will be entitled to receive 1,000 times the amount received per one share of Common Stock
Preferred stock, redemption price per share					$ 0.001